Summary Of Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Summary Of Quarterly Financial Data

NOTE 21—SUMMARY OF QUARTERLY FINANCIAL DATA (UNAUDITED)

The following tables set forth our unaudited consolidated financial data regarding operations for each quarter of fiscal 2012 and 2011 (in thousands). This information, in the opinion of management, includes all adjustments necessary, consisting only of normal and recurring adjustments, to state fairly the information set forth therein. Certain amounts previously reported have been reclassified to conform to the current presentation. These reclassifications had no net impact on the results of operations (in thousands).

	Fiscal 2012
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Total income	6,733	12,214	(16,940)	3,081
(Loss) income from operations	(7,150)	(350)	(30,316)	(4,242)
Net (loss) income from continuing operations	(7,109)	(350)	(30,311)	(4,249)

	Fiscal 2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Total income	22,807	26,510	(5,125)	(11,911)
Income/(Loss) from operations	9,232	15,358	(19,116)	(39,248)
Net Income/(Loss) from continuing operations	1,236	14,175	(11,289)	(37,896)